Note 9 - Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Income Taxes Details Narrative Abstract
Net operating loss carryforward	$ 84,354
Net operating loss carryforward, expiration	These carryforwards expire from 2019 through 2038